Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 14. Subsequent Events
Management evaluated events occurring subsequent to June 30, 2023 through August 29, 2023, the date the
condensed consolidated financial statements were issued.
Internal Reorganization
On July 21, 2023, the Company merged with and into SAGL Merger Sub Inc., a wholly-owned subsidiary of SAM (the “
Internal Reorganization
). Pursuant to the Internal Reorganization, of which the effects of conversions at a ratio of 22.4 Surf Air shares to 1 SAM share, have already been applied to outstanding common shares and rights to receive common shares as of June 30, 2023:

•	13,417,826 common shares were cancelled and re-issued into 13,417,826 shares of SAM common stock;

•	234,856,003 redeemable convertible preferred shares were cancelled and re-issued into 10,484,579 shares of SAM common stock, at a ratio of 22.4 Surf Air shares to 1 SAM share;

•	83,819,163 class B-6s convertible preferred shares were cancelled and re-issued into 3,741,904 shares of SAM common stock, at a ratio of 22.4 Surf Air shares to 1 SAM share;

•	3,701,255 common share warrants were exercised and re-issued into 3,663,900 shares of SAM common stock;

•	1,743,735 common share options were converted and re-issued into 1,743,735 SAM stock options;

•
2,708,961 class
B-2,
B-3,
and
B-4
preferred warrants, with an exercise price of $1.71 per share, were converted and re-issued
into 120,934 SAM warrants, with an exercise price of $38.23 per share, at a ratio of 22.4 Surf Air preferred warrants to 1 SAM warrant.

On July 21, 2023, as triggered by the Internal Reorganization, the 2020 convertible note converted per conditional conversion agreement dated June 27, 2023. The note totaling $732,480 with principal and interest, converted into 1,383,342 of
Class B-6a
redeemable convertible preferred shares. Immediately after the conversion, the
Class B-6a
shares were cancelled and
re-issued
into 61,756 shares of SAM common stock.
On July 21, 2023, as triggered by the Internal Reorganization, the 2017 convertible notes converted per the conditional conversion agreement dated June 27, 2023. The notes totaling $12,206,936 with principal and interest, converted into 31,842,733 of
Class B-5
redeemable convertible preferred shares. Concurrent with the conversion, the Company issued 3,212,347 of common share warrants, with an exercise price of $0.01 per common share, to the holders of the 2017 convertible notes. Immediately after the conversion, the
Class B-5
shares were cancelled and
re-issued
into 1,421,539 shares of SAM common stock
and
the ordinary warrants were exercised and
re-issued
into 142,102 shares of SAM common stock.
Business Combination Agreements
On July 27, 2023, concurrent with the first day of listing of SAM common stock, SAM issued 635,000 shares of common stock to Tuscan in satisfaction of the terms of the mutually terminated Merger Agreement. Based on the $5.00 opening price of SAM common stock, such shares have resulted in $3,175,000 of contract termination expense in the third quarter of 2023.
On July 27, 2023, Southern merged with and into SAC Merger Sub Inc. (“
SAC Merger Sub
”), a wholly-owned subsidiary of SAM, resulting in Southern becoming a wholly-owned subsidiary of SAM (the “
Southern Acquisition
”). Pursuant to the Southern Acquisition, Southern stockholders received 16,250,000 shares of SAM Common Stock, which was based on the aggregate merger consideration of $81.25 million at the $5.00 per share opening price on the first day of listing of SAM common shares. In total, 16,249,963 shares of Company Common Stock were issued to former Southern shareholders while the remaining amount was paid out in cash in lieu of fractional shares to those shareholders on a pro rata basis.
SAFE Settlements
On July 27, 2023, concurrent with the first day of listing of SAM common shares, SAM issued 17,365,358 shares of common stock in satisfaction of $56,437,414 of outstanding principal on SAFE notes. Share settlements were based on the contractual 35% discount to the $5.00 per share opening price on the first day of listing of SAM common shares.
GEM Purchase and Issuance
On July 27, 2023, SAM received $25 million in exchange for 1,000,000 shares of common stock under the GEM purchase agreement entered into on June 15, 2023. This was based on a contractual purchase price of $25 per share. Concurrently, SAM issued 1,300,000 shares of common stock in satisfaction of the initial issuance due under the SPA with GEM.
Convertible Note
On July 27, 2023, SAM received $8 million in funding, following satisfaction of all conditions precedent outlined under the Convertible Note Purchase Agreement. Based on the $5.00 per share opening price on the first day of listing of SAM common shares, the principal of the Convertible Note Purchase Agreement would be convertible into 1,333,333 shares of SAM common stock.

Note 17. Subsequent Events
Management evaluated events occurring subsequent to December 31, 2022 through April 13, 2023, the date the consolidated financial statements were available for issuance.
On January 18, 2023, the Company entered into a term note agreement effective December 14, 2022, for $1.0 million in cash from LamVen, a related party. The Company received a cash contribution of $0.4 million as of the effective date and a cash contribution of $0.6 million in 2023. The note is scheduled to mature on the earlier of December 31, 2023 or may be prepaid in whole or in part any time upon written notice to the Lender. Interest is due upon maturity at a rate of 8.25% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
On January 18, 2023, the Company entered into a term note agreement effective January 10, 2023, for $1.7 million in cash from LamJam, a related party. The Company received a cash contribution of $1.7 million as of the effective date. The note is scheduled to mature on the earlier of December 31, 2023 or may be prepaid in whole or in part any time upon written notice to the lender. Interest is due upon maturity at a rate of 8.25% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
On January 31, 2023, the Company and a private investor entered into a simple agreement for future equity in which the Company agreed to sell to the investor up to a number of common shares having an aggregate value of $0.3 million in exchange for cash received in 2023. The resulting conversion prices will be based on a contractually defined discount of 20% of the per share consideration payable to common shareholders, in the event if a change in control or qualified financing, and a 35% discount to the price per share of equity securities issued in the event of a de-SPAC
transaction, IPO, or direct listing. The maturity date for the SAFE is January 31, 2025.
On February 1, 2023, the Company and a commercial lender amended the payoff letter for the SAFE note related to the 2017 Term Notes to extend the exchange date to May 30, 2023 (see Note 9,
Term Notes
).
On February 8, 2023, the Company entered into an amended and restated SPA with GEM, which further amended and restated the SPA entered into on May 17, 2022. The amendment increases the facility to $400.0 million and the commitment fee to $8.0 million (see Note 11,
Commitments and Contingencies
).

On April 1, 2023, the Company entered into a term note agreement for $3.4 million in cash from LamVen, a related party. The Company received the $3.4 million in cash contributions in 2023. The note is scheduled to mature on the earlier of December 31, 2023 or may be prepaid in whole or in part any time upon written notice to the Lender. Interest is due upon maturity at a rate of 10.0% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
On April 1, 2023, the Company entered into a term note agreement for $3.5 million in cash from LamJam, a related party. The Company received the $3.5 million in cash contributions in 2023. The note is scheduled to mature on the earlier of December 31, 2023 or may be prepaid in whole or in part any time upon written notice to the Lender. Interest is due upon maturity at a rate of 10.0% per annum until the note is paid in full at maturity or upon acceleration by prepayment.
In the first quarter of 2023, Los Angeles County imposed a tax lien on four of the Company’s aircraft due to the late filing of its 2022 property tax return where the county assessed the Company approximately $0.2 million of property tax due, inclusive of interest and penalties. The Company is in the process of remediating of the late filing and payment of the property tax liability.

Southern Airways Corporation
Subsequent Event [Line Items]
Subsequent Events
Note 17. Subsequent Events
ASC Topic 855,
Subsequent Events
, establishes general standards of accounting for and disclosure of events that occur after the date of the condensed consolidated financial statements, but before the condensed consolidated financial statements are available to be issued. In accordance with this accounting standard, management evaluated events occurring subsequent to June 30, 2023 through August 29, 2023.

Surf Air Mobility Acquisition of Southern
Pursuant to the Southern Acquisition, Southern stockholders received 16,250,000 shares of SAM Common Stock, which was based on the aggregate merger consideration of $81.25 million at the $5.00 per share opening price on the first day of listing of SAM common shares. In total, 16,249,963 shares of SAM Common Stock were allocated to Southern shareholders while the remaining amount was paid out in cash in lieu of fractional shares to those shareholders on a pro rata basis.
The primary reasons for the acquisition were the Company’s extensive geographic coverage, experienced management team and industry expertise, particularly with the Cessna Caravan and pilot development programs that will aid in expanding the combined companies’ network and advancing plans for airframes with hybrid-electric and fully-electric powertrains.
Amendment to Makani Kai Transaction
In July 2023, the Company amended the Makani Kai purchase and sale agreement with Schuman to provide the fourth and fifth installment payments of $100 thousand in cash per payment in lieu of shares. The fourth and fifth installment payment have not been paid as of the date of this report.
Vesting of Restricted Stock
Upon SAM’s acquisition of the Company in July 2023, 48,600 shares of Restricted Stock vested, as the following vesting conditions were met:
a)
the closing of a Proposed Acquisition agreement requiring the listing of shares to the public on an exchange and
b)
the recipients remaining in continuous employment or service with the Company from the date of the grant through the closing of the proposed acquisition. Share-based compensation of $1.6 million was recorded upon vesting.
Conversion of Convertible Preferred Shares
Upon SAM’s acquisition of the Company in July 2023, the redemption of 162,589 shares of the Company’s convertible preferred shares became probable and the carrying amount of $3.6 million was accreted to its full redemption value. The associated preferred dividends of $2.1 million as of the acquisition date were also recorded for a total liquidation value of $7.2 million. These shares were then converted into 1,441,023 SAM shares as part of the SAM acquisition described above.
Finance Lease Termination
In July 2023, the Company amended the payment terms on a finance lease related to an aircraft. The $2.3 million of remaining obligations are due in the second half of 2023. Upon final payment, the Company will obtain ownership of the aircraft.
5.72% Note Payable Payoff
Upon the change in control related to SAM’s acquisition of the Company in July 2023, the remaining obligations of $0.8 million on the 5.72% Note Payable became due. The Company paid off the obligations in August 2023.
Clarus Notes Amendments
Upon the change in control related to SAM’s acquisition of the Company in July 2023, the four tranches of the Clarus Note were amended to modify the interest rate to 8.66% on all four tranches.

Note 21. Subsequent Events
ASC Topic 855,
Subsequent Events
, establishes general standards of accounting for and disclosure of events that occur after the date of the consolidated financial statements, but before the consolidated financial statements are issued. In accordance with this accounting standard, management evaluated events occurring subsequent to December 31, 2022 through April 12, 2023.
Incentive Agreement with CNMI and Marianas Operations
On February 21, 2023, the Office of the Governor of the CNMI issued a letter to Marianas terminating the Incentive Agreement between Marianas and the CNMI government. The Incentive Agreement had approximately twelve months remaining in duration.
As of April 1, 2023, Marianas ceased operations in CNMI and the Company is in the process of relocating aircraft, liquidating assets and settling amounts owed to vendors. Upon completing the liquidation, the Company will distribute any remaining capital equally between the Company and the JV partner.
As of March 31, 2023, the Company has approximately $645 thousand in deferred incentive income from the government of CNMI and expects to recognize this entire amount to income during the second half of 2023 as it believes that it will have met all the contract requirements in the Incentive Agreement with the government of CNMI.
Exercise of Warrants
In March 2023, all outstanding common stock warrants were exercised and converted into common stock. Of the 9,918 warrants outstanding on December 31, 2022, 4,960 of the warrants were converted into 4,960 shares in exchange for $107 thousand and the remaining 4,958 warrants were converted into 4,134 common shares.
Promissory Note
On April 6, 2023, the Company executed a
19-month
promissory note in the amount of $2.7 million with SkyWest Leasing Inc. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 9.0% per annum. Principal and interest are payable as a fixed monthly amount commencing on May 6, 2023, and continuing through the maturity date of November 6, 2024. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $2.3 million is due. The note is collateralized by one aircraft.

Accounts Receivable Financing Arrangement
On March 21, 2023, the Company amended its revolving accounts receivable financing arrangement to increase the total maximum borrowing capacity to $5 million from $2 million.
Jet Charter Operation
On March 22, 2023, the Company discontinued leasing an aircraft used in its jet charter operations and ceased the charter operations associated with this aircraft. In 2022, the Company recorded $2.3 million in revenue related to its jet charter business.
Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through June 2, 2023, the date the financial statements were available to be reissued.
Surf Air Mobility Proposed Acquisition
On May 25, 2023, SAM entered into an amendment to the acquisition agreement with the Company, whereby the outside date by which the transaction could be consummated was extended to July 31, 2023. No other terms to the previously amended acquisition agreement were changed.